Consolidated Statements Of Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Statement of Stockholders' Equity [Abstract]
Dividends declared (in usd per share)	$ 1.72	$ 0.70	$ 0.68
Issuance of stock, shares	38,759	45,885	75,818